Share-based payment reserve - Equity settled - recognised directly in equity (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,927	R 1,946	R 1,659
Sasol Khanyisa Employee Share Ownership Plan (ESOP)
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	885	1,068	952
Tier 1 - Eligible Inzalo participants
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	567	642	628
Tier 2 - Qualifying employees
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	318	426	324
Long Term Incentive Equity Settled
Share-based payment transaction
Expense from equity-settled share-based payment transactions - recognized directly in equity	R 1,042	R 878	R 707